Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 20, 2021
Income Tax Examination [Line Items]
Provision for income taxes	$ 540,000	$ 0	$ 311,000	$ 0	$ 0
Income before income taxes	$ 243,000	$ 24,384,000	$ 90,106,000	$ 77,516,000	$ 32,995,000
Effective income tax rate, percent	222.20%	2.80%	0.34%	0.00%	0.00%
Statutory income tax rate, percent	21.00%		21.00%	0.00%	0.00%
Effective income tax rate, stock compensation adjustment, amount	$ 500,000
Effective income tax rate, stock compensation adjustment, percent	219.00%
Effective income tax rate, excluding tax expense, stock compensation adjustment, percent	3.20%
Ownership interest held, percent	12.20%		12.40%			11.80%
Unrecognized tax benefits	$ 0		$ 0	$ 0
Income tax examination, penalties and interest accrued	$ 0		$ 0
Pro Forma
Income Tax Examination [Line Items]
Provision for income taxes		$ 687,000		$ 2,304,000	$ 981,000